Significant Accounting Policies	6 Months Ended
Jun. 30, 2026
Significant Accounting Policies [Abstract]
Significant accounting policies

Note 2 — Significant accounting policies

These unaudited condensed consolidated interim financial statements have been prepared as of June 30, 2026 and for the six months period then ended. Accordingly, In the opinion of the Company, the accompanying unaudited condensed consolidated financial statements contain all adjustments, consisting of only normal recurring adjustments, necessary for a fair statement of its financial position as of June 30, 2026, and its results of operations for the six months ended June 30, 2026, and 2025, and cash flows for the same periods. The condensed consolidated balance sheet at December 31, 2025, was derived from audited annual financial statements but does not contain all of the footnote disclosures from the annual financial statements. The significant accounting policies that have been applied in the preparation of the unaudited condensed consolidated financial statements are identical to those that were applied in preparation of the Company’s most recent annual financial statements for the year ended December 31, 2025. These unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements and the accompanying notes of the Company for the year ended December 31, 2025 that are included in the Company’s Annual Report on Form 20-F, filed with the Securities and Exchange Commission on March 31, 2026 (the “Annual Report on Form 20-F”). The results of operations presented are not necessarily indicative of the results to be expected for the year ending December 31, 2026.

Recently issued accounting pronouncements, not yet adopted

In December 2025, the FASB issued ASU 2025-11, Interim Reporting, Narrow-Scope Improvements. The ASU was updated to improve the navigability of the required interim disclosures within ASC 270 and to clarify when the guidance applies. This ASU is not intended to change the fundamental nature of interim reporting or expand or reduce current interim disclosure requirements. ASU 2025-11 is effective for fiscal years beginning after December 15, 2027, including interim periods within those fiscal years, with early adoption permitted. Upon adoption, the guidance can be applied prospectively or retrospectively. The Company is currently evaluating the effect of adopting the ASU on its condensed consolidated financial statement disclosures.